Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Reportable Segment Results Of Operations

Reportable segment results of operations and financial position for the year ended December 31, 2013 are as follows (Note: “DD&A” refers to depreciation, depletion and amortization):

				Eastern Met
	Central Appalachia	Northern Appalachia	Rhino Western	Complete Basis	Equity Method Eliminations	Equity Method Presentation	Other	Total Consolidated
	(in thousands)
Total assets	$ 293,675	$ 54,906	$ 66,463	$ 44,791	$ (44,791)	$ -	$ 152,723	$ 567,767
Total revenues	147,430	80,401	38,249	27,853	(27,853)	-	6,185	272,265
DD&A	24,170	8,127	5,476	1,949	(1,949)	-	1,854	39,627
Interest expense	3,927	771	665	17	(17)	-	2,535	7,898
Net Income (loss) from continuing operations	$ (7,132)	$ 26,089	$ (2,378)	$ (8,369)	$ 4,101	$ (4,268)	$ (4,200)	$ 8,111

Reportable segment results of operations and financial position for the year ended December 31, 2012 are as follows:

				Eastern Met
	Central Appalachia	Northern Appalachia	Rhino Western	Complete Basis	Equity Method Eliminations	Equity Method Presentation	Other	Total Consolidated
	(in thousands)
Total assets	$ 325,418	$ 57,429	$ 70,822	$ 52,682	$ (52,682)	$ -	$ 106,207	$ 559,876
Total revenues	183,374	122,024	40,696	55,221	(55,221)	-	5,649	351,743
DD&A	26,220	8,339	4,653	2,098	(2,098)	-	2,062	41,274
Interest expense	4,385	811	717	155	(155)	-	1,854	7,767
Net Income (loss) from continuing operations	$ 3,668	$ 29,565	$ 5,691	$ 11,937	$ (5,923)	$ 6,014	$ (5,491)	$ 39,447

Reportable segment results of operations and financial position for the year ended December 31, 2011 are as follows:

				Eastern Met
	Central Appalachia	Northern Appalachia	Rhino Western	Complete Basis	Equity Method Eliminations	Equity Method Presentation	Other	Total Consolidated
	(in thousands)
Total assets	$ 325,746	$ 57,137	$ 72,986	$ 45,219	$ (45,219)	$ -	$ 83,334	$ 539,203
Total revenues	219,274	119,966	21,688	50,073	(50,073)	-	6,293	367,221
DD&A	22,115	8,160	3,057	2,959	(2,959)	-	2,993	36,325
Interest expense	3,074	687	547	52	(52)	-	1,754	6,062
Net Income (loss)	$ 16,497	$ 27,404	$ (2,596)	$ 5,715	$ (2,727)	$ 2,988	$ (6,995)	$ 37,298

Equity Method Investments, Summarized Financial Information

	2013	2012	2011
	(in thousands)
Current assets	$ 5,608	$ 12,788	$ 7,880
Noncurrent assets	39,183	39,805	37,339
Current liabilities	2,020	6,290	4,361
Noncurrent liabilities	4,794	4,496	5,098
Total costs and expenses	36,206	43,140	44,307
(Loss)/income from operations	(8,353)	12,081	5,766

Schedule Of Revenue By Product Category

	2013	2012	2011
	(in thousands)
Met coal revenue	$ 53,721	$ 59,511	$ 79,227
Steam coal revenue	182,880	245,057	254,649
Other revenue	35,664	47,175	33,345
Total revenue	$ 272,265	$ 351,743	$ 367,221